N-4	Apr. 28, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA B
Entity Central Index Key	0000859607
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2023
Amendment Flag	false
TA Principium IV
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawal
If You withdraw money during a specified number of Policy Years following each premium payment being withdrawn, you may be assessed a surrender charge. The surrender charge is assessed for 5 years with a maximum of 5% under the Principium IV. The Principium IV with the
Access Rider eliminates all surrender charges.
For example, if You make an early withdrawal, you could pay a surrender charge on a $100,000 investment of up to $5,000 for the Principium IV.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses – Surrender Charge Access to Your Money Surrenders and Withdrawals
Transaction Charges
In addition to surrender charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.85%	2.85%
	Underlying Fund options (fund fees and expenses)[2]	0.53%	1.66%
	Optional Benefit Expenses (if elected)	0.15%[1]	2.50%[3]
	1 As a percentage of average Separate Account Value.
	2 As a percentage of Portfolio Company assets.
	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $1,421	Highest Annual Cost $6,554
Assumes:	Assumes:

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
If You withdraw money during a specified number of Policy Years following each premium payment being withdrawn, you may be assessed a surrender charge. The surrender charge is assessed for 5 years with a maximum of 5% under the Principium IV. The Principium IV with the
Access Rider eliminates all surrender charges.
For example, if You make an early withdrawal, you could pay a surrender charge on a $100,000 investment of up to $5,000 for the Principium IV.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses – Surrender Charge Access to Your Money Surrenders and Withdrawals

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.85%	2.85%
	Underlying Fund options (fund fees and expenses)[2]	0.53%	1.66%
	Optional Benefit Expenses (if elected)	0.15%[1]	2.50%[3]
	1 As a percentage of average Separate Account Value.
	2 As a percentage of Portfolio Company assets.
	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $1,421	Highest Annual Cost $6,554
Assumes:	Assumes:

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.85%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.85%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Separate Account Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.66%
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company assets.
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	2.50%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,421	Highest Annual Cost $6,554
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
•No sales charges
•No additional purchase
payments, transfers, or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,421
Highest Annual Cost [Dollars]	$ 6,554
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for several years under the Policy. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Policy Transaction Expenses - Surrender Charges Tax Information
Risks Associated with Investment Options
•An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
•Each Investment Option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Investment Options Appendix: Portfolio Companies Available Under the Policy
Insurance Company Risks
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Information About Us Financial Condition

Investment Restrictions [Text Block]	•We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.•We reserve the right to limit transfers in circumstances of large or frequent transfers.•The Fixed Account option may not be available for investment depending on when you applied for your Policy and when it was issued.•We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the Investment Options that You may select under the Policy. We may change these restrictions in the future.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.•We may stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.•In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•If You purchase the Policy as an individual retirement account or through a tax qualified plan, you do not get any additional tax benefit.•You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica Capital, Inc. (“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy you already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Item 4. Fee Table [Text Block]	ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES The following table describes the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to Your Policy specification page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses [Table Text Block]
Front-End Sales Load On Purchase Payments	0%
Contingent Deferred Surrender Charge (as a percentage of premium surrendered or withdrawn)(1)
Year 1	5%
Year 2	4%
Year 3	3%
Year 4	2%
Year 5	1%
Year 6 (or more)	0%
Transfer Fee(2)	$10
Special Service Fee(3)	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how Policy Value is allocated among the Investment Options. The surrender charge decreases based on the number of years since that premium payment was made.
Exchange Fee, Current [Dollars]	$ 10
Exchange Fee, Footnotes [Text Block]	2) Transfer Fee: The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
Other Transaction Fee, Current [Dollars]	$ 50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	3) Special Service Fee: We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
Annual Contract Expenses [Table Text Block]
Annual Service Charge(4)	$50
Base Contract Expenses (as a percentage, annually, of average Separate Account Value)(5):	0.85%
Fund Facilitation Fee (as a percentage, annually of the net asset value of Subaccount)	0.60%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually of average Separate Account Value)	0.15%
Annual Step-Up Death Benefit (as a percentage, annually of average Separate Account Value)	0.35%
Access Rider (as a percentage, annually of average Separate Account Value)	0.35%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on Policy Value)	0.25%
Additional Death Distribution+SM (annual charge based on Policy Value)	0.55%
Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders (6):
Transamerica Principal OptimizerSM rider (annual charge - % of the Rider Fee Basis)*	2.50%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%

Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	4) Annual Service Charge: The annual service charge is assessed on each Policy anniversary and at the time of surrender. The charge (up to $50) is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per Policy Year or 2% of the Policy Value.
Base Contract Expense (of Average Account Value), Current [Percent]	0.85%
Base Contract Expense, Footnotes [Text Block]	5) Base Contract Expenses: Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 0.85%. Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies: We charge a Fund Facilitation Fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Other Annual Expense (of Average Account Value), Current [Percent]	0.60%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable, and other expenses	0.53%	1.66%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, Fund Facilitation Fee if applicable, after any waivers or expense reimbursements	0.53%	0.51%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	1.66%
Surrender Example [Table Text Block]
	without Access Rider	with Access Rider
1 Year	$11,546	$7,386
3 Years	$24,152	$22,408
5 Years	$37,127	$37,712
10 Years	$74,367	$76,759

No Surrender Example [Table Text Block]
	without Access Rider	with Access Rider
1 Year	$7,046	$7,386
3 Years	$21,452	$22,408
5 Years	$36,227	$37,712
10 Years	$74,367	$76,759

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus. Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds. Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions. Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals. Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments. Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Cybersecurity and Certain Business Continuity Risks Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information. Business Continuity Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Policy The following table summarizes information about the benefits available under the Policy.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Access Rider	This rider eliminates any surrender charges during the accumulation phase.	Optional	Equal to 0.35% annually of the Separate Account Value	•Available only at purchase. •This rider is irrevocable. •This does not eliminate any Excess Interest Adjustment or modify other provisions. •May not be available in all states.
“Base Policy” Death Benefit
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.
		Standard	No Charge	•Death benefit terminates without value upon Annuitization. •May not be available in all states.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.15% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 86 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•Terminates upon
Annuitization.
•Telephone and on-line
transfers among Investment
Options are not available.
•May not be available in all
states.

Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.35% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 76 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
•Terminates upon
Annuitization.
•May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death DistributionSM	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.	Optional	0.25% annually of the Policy Value
•This rider is no longer
available.
•Was vailable for issue ages
through 75 and younger.
•Was not available to Inherited
IRAs.
•Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
same Investment Restrictions.
•Additional benefit amount
varies by issue age.
•Terminates upon
Annuitization.

Additional Death Distribution+SM	Pays an additional death benefit amount that varies depending on time elapsed since rider date.	Optional	0.55% annually of the Policy Value
•This rider is no longer
available.
•Was available only for issue
ages 69 and younger.
•Was not available to Inherited
IRAs.
•Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
•Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
•Terminates upon
Annuitization.

Nursing Care and Terminal Condition Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	•Withdrawals are subject to a $1,000 minimum. •Qualifying conditions related to nursing home stay and terminal illness. •May not be available in all states.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Unemployment Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
•Qualifying conditions related
to job termination and job
history.
•Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
•May not be available in all
states.

Dollar Cost Averaging Program	Allows you to automatically make transfers into one or more Subaccounts.	Standard	No charge
•Traditional – A minimum of
$500 per transfer is required.
•Minimum and maximum
number of transfers.
•Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
•May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	•Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
•Subject to $40 minimum
withdrawals.
•Systematic withdrawals in
excess of cumulative interest
credited from guaranteed
period options may be subject
to Excess Interest
Adjustment.
•Systematic withdrawals in
excess of remaining Surrender
Charge Free Amount may be
subject to Surrender Charge.
•Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50% annually of the Rider Fee Basis
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Available for annuitant
younger than age 86.
•Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
•Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
you elect (7 or 10 years).
•Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
•Excess withdrawals could
significantly reduce or
terminate benefit.
•Benefit terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the Withdrawal Base
•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Was available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals may
significantly reduce or
terminated the benefit.
•Terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.7 Rider	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.	Optional
2.50% annually of
the Withdrawal Base
Death Benefit Rider
to base benefit:
0.55% annually
(Single Life) or
0.50% annually
(Joint Life), of
Withdrawal Base.
Income
Enhancement
Option: 0.45%
annually (Single Life)
or 0.65% annually
(Joint Life) of
Withdrawal Base.
If qualifications are
met, the Income
Enhancement
Option increases the
income benefit
percentage by 50%

•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Was available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.
•The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of Withdrawal Base
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
•Available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Access Rider	This rider eliminates any surrender charges during the accumulation phase.	Optional	Equal to 0.35% annually of the Separate Account Value	•Available only at purchase. •This rider is irrevocable. •This does not eliminate any Excess Interest Adjustment or modify other provisions. •May not be available in all states.
“Base Policy” Death Benefit
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.
		Standard	No Charge	•Death benefit terminates without value upon Annuitization. •May not be available in all states.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.15% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 86 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•Terminates upon
Annuitization.
•Telephone and on-line
transfers among Investment
Options are not available.
•May not be available in all
states.

Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.35% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 76 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
•Terminates upon
Annuitization.
•May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death DistributionSM	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.	Optional	0.25% annually of the Policy Value
•This rider is no longer
available.
•Was vailable for issue ages
through 75 and younger.
•Was not available to Inherited
IRAs.
•Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
same Investment Restrictions.
•Additional benefit amount
varies by issue age.
•Terminates upon
Annuitization.

Additional Death Distribution+SM	Pays an additional death benefit amount that varies depending on time elapsed since rider date.	Optional	0.55% annually of the Policy Value
•This rider is no longer
available.
•Was available only for issue
ages 69 and younger.
•Was not available to Inherited
IRAs.
•Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
•Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
•Terminates upon
Annuitization.

Nursing Care and Terminal Condition Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	•Withdrawals are subject to a $1,000 minimum. •Qualifying conditions related to nursing home stay and terminal illness. •May not be available in all states.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Unemployment Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
•Qualifying conditions related
to job termination and job
history.
•Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
•May not be available in all
states.

Dollar Cost Averaging Program	Allows you to automatically make transfers into one or more Subaccounts.	Standard	No charge
•Traditional – A minimum of
$500 per transfer is required.
•Minimum and maximum
number of transfers.
•Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
•May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	•Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
•Subject to $40 minimum
withdrawals.
•Systematic withdrawals in
excess of cumulative interest
credited from guaranteed
period options may be subject
to Excess Interest
Adjustment.
•Systematic withdrawals in
excess of remaining Surrender
Charge Free Amount may be
subject to Surrender Charge.
•Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50% annually of the Rider Fee Basis
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Available for annuitant
younger than age 86.
•Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
•Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
you elect (7 or 10 years).
•Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
•Excess withdrawals could
significantly reduce or
terminate benefit.
•Benefit terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the Withdrawal Base
•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Was available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals may
significantly reduce or
terminated the benefit.
•Terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.7 Rider	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.	Optional
2.50% annually of
the Withdrawal Base
Death Benefit Rider
to base benefit:
0.55% annually
(Single Life) or
0.50% annually
(Joint Life), of
Withdrawal Base.
Income
Enhancement
Option: 0.45%
annually (Single Life)
or 0.65% annually
(Joint Life) of
Withdrawal Base.
If qualifications are
met, the Income
Enhancement
Option increases the
income benefit
percentage by 50%

•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
•Was available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.
•The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of Withdrawal Base
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider, or with
Inherited IRA policies.
•Available for
Owner/Annuitant issue ages
of 0-85.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up.
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	DEATH BENEFIT We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus. We will determine the amount of and process the death benefit proceeds, if any are payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death”. See Abandoned or Unclaimed Property.Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the Policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions. We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate). When We Pay A Death Benefit We will pay a death benefit IF: •You are both the Annuitant and sole Owner of the Policy; and•You die before the Annuity Commencement Date.We will pay a death benefit to You (Owner) IF: •You are not the Annuitant; and•the Annuitant dies before the Annuity Commencement Date.Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation). If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived. When We Do Not Pay A Death Benefit We will not pay a death benefit IF: •You are the Owner but not the Annuitant; and•You die prior to the Annuity Commencement Date.Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Cash Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code. If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death: •any surviving Owner(s);•primary beneficiary(ies);•contingent beneficiary(ies); or•deceased Owner's estate.Deaths After the Annuity Commencement Date The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option. IF: •You are not the Annuitant; and•You die on or after the Annuity Commencement Date; and•the entire guaranteed amount in the Policy has not been paid;THEN: •the remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.IF: •You are the Owner and Annuitant; and•You die after the Annuity Commencement Date; and•the Annuity Payment Option You selected did not have or no longer has a guaranteed period;THEN: •no additional payments will be made.Owner Death If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death: •any surviving Owner(s);•primary beneficiary(ies);•contingent beneficiary(ies); or•deceased Owner's estate.Spousal Continuation If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses. For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy. For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy. Amount of Death Benefit Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of: •the Policy Value on the date we receive the required information in good order at our Administrative Office;•the Cash Value on the date we receive in good order the required information at our Administrative Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment that exceeds the surrender charge);•the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and•the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding death benefit calculations.Please note: The death benefit terminates upon Annuitization. Guaranteed Minimum Death Benefit The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the policy application, You may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, You cannot make an election and the death benefit cannot be changed. The guaranteed minimum death benefit (unless you choose the Annual Step-Up or Return of Premium death benefit) is equal to your Policy Value as of the date due proof of death is provided.Annual Step-Up Death Benefit Under this option, on each Policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to: •the largest Policy Value on the Policy Date or on any Policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus•any premium payments since the date of any Policy anniversary with the largest Policy Value; minus•any adjusted withdrawals (please see Appendix - Death Benefit) since the date of the Policy anniversary with the largest Policy Value to the date of death; minus•withdrawals from the date of death to the date the death benefit is paid.The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES. Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Annual Step-Up Death Benefit. See Appendix - Designated Investment Options for a complete listing of available Investment Options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit. Please note: •You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.•We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.•You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.Return of Premium Death Benefit The Return of Premium Death Benefit is equal to: •total premium payments; minus•any adjusted withdrawals (please see Appendix - Death Benefit) as of the date of death; minus•withdrawals from the date of death to the date the death benefit is paid.This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES. Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Return of Premium Death Benefit. See Appendix - Designated Investment Options for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit. Please note: •You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.•We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.•You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your Policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.Transamerica Principal OptimizerSM Rider
If You elect the Transamerica Principal OptimizerSM rider identified below, which provides certain guaranteed benefits, the
Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting
Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The
Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the Transamerica Principal OptimizerSM rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other
Investment Options are available under the Transamerica Principal OptimizerSM rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Principal OptimizerSM - Summary You may elect to purchase the optional Transamerica Principal OptimizerSM rider which provides You with both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit. The Transamerica Principal OptimizerSM rider is only available during the accumulation phase and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options, some of which are designed to help manage our risk and support the guarantees under the rider. The maximum issue age may be lower if required by state law. If You elect the Transamerica Principal OptimizerSM rider You cannot elect the Retirement Income Max ® 1.2, Retirement Income Choice ® 1.7 or the Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy. Please Note: This rider may not be issued to or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Principal OptimizerSM rider are based on our claims-paying ability. The Transamerica Principal OptimizerSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office. If You elect the Transamerica Principal OptimizerSM rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options, will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirement of the rider, prior to making any transfer. Additional detail regarding the required allocation is provided in the Transamerica Principal OptimizerSM - Required Allocations section, below. You should view the Transamerica Principal OptimizerSM rider as a way to permit You to invest in variable Investment Options while still having Your Policy Value and liquidity protected to the extent provided by the Transamerica Principal OptimizerSM rider. Please note: •You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period (10 or 7 years).•The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the Guaranteed Lifetime Withdrawal Benefit due to the decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a high withdrawal base. Withdrawals will decrease the guarantees provided by the Guaranteed Minimum Accumulation Benefit. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.•All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial advisor to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.•You will begin paying the rider charge as of the date the rider takes effect, even if You do not begin taking withdrawals for many years, or ever. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.•We have designed this rider for You to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.•Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take the maximum advantage of the tax deferral aspect of the Policy.•Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.•An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefits. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.•Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Principal OptimizerSM rider terminates and all benefits thereunder cease.•You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.•If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.•The tax rules for qualified policies may limit the value of this rider. Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.•Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also: •reduce Your Policy Value by the amount of the withdrawal;•reduce Your base Policy death benefit and other benefits;•reduce the Guaranteed Minimum Accumulation Benefit;•may be subject to surrender charges or Excess Interest Adjustments if the withdrawal is greater than the Surrender Charge Free Amount;•may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and•may be limited or restricted under certain qualified policies. (See TAX INFORMATION - Qualified Policies and TAX INFORMATION - Optional Living Benefits).Transamerica Principal OptimizerSM - Guaranteed Minimum Accumulation Benefit If You elect the Transamerica Principal OptimizerSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable Investment Options You select. The level of protection under the Guaranteed Minimum Accumulation Benefit may not be 100% of Your premium payments and is only in effect for the term of the elected option. Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten, or seven years after You elect the rider, depending on the waiting period elected), Your Policy Value will at least equal Your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the Policy) is equal to the Policy Value multiplied by the protection level percentage of the elected waiting period. After the rider date (up to and including the guaranteed future value date) the guaranteed future value is equal to: •the guaranteed future value on the rider date; plus•a percentage of subsequent premium payments (as described below); multiplied by•the protection level percentage; less•subsequent adjusted withdrawals (as described below).Unless an optional reset is chosen, after the guaranteed future value date, the guaranteed future value equals zero and there will be no guaranteed future value adjustment. Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
	10 Year	7 Year
During Rider Year	Percent of subsequent premiums added to guaranteed future value	Percent of subsequent premiums added to guaranteed future value
1	100%	100%
2	90%	90%
3	80%	80%
4	70%	70%
5	60%	60%
6	50%	50%
7	50%	0%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Withdrawals. If You take a withdrawal, even withdrawals under the Guaranteed Lifetime Withdrawal Benefit, it will reduce Your guaranteed future value. The amount of the reduction is referred to as the adjusted withdrawal amount, which will be equal to the greater of: •the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the Policy Value resulting from the gross withdrawal; or•the gross withdrawal amount.(The gross withdrawal amount is the amount You request, plus any surrender charges or Excess Interest Adjustment that may be applicable.) In other words, if Your Policy Value is greater than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value is reduced by the same amount we reduce Your Policy Value. However, if Your Policy Value is less than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value will be reduced by more than the amount by which we reduce Your Policy Value. See the Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross withdrawal. Guaranteed Minimum Accumulation Benefit. After the waiting period (ten years or seven years after You elect the rider, depending on the waiting period elected), and on the guaranteed future value date, if the Policy Value is less than the guaranteed future value, we will calculate an amount equal to the difference between Your Policy Value (the Policy Value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the guaranteed future value date. This addition will not be considered premium and will not increase Your withdrawal base or any other Policy benefits. After the guaranteed future value date, the guaranteed future value will be zero, unless an optional reset is elected. Example. Assume You are age 65 and make a single premium payment of $100,000, the guaranteed future value is $100,000 and the protection level percentage is 100%. You do not take any withdrawals or add any additional premium payments. If, on the guaranteed future value date, Your Policy Value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 x 100% - $90,000) to Your Policy Value. Optional Reset. On each rider anniversary, up to and including the rider anniversary on or following the Annuitant’s (or the Annuitant’s spouse’s, if older and the joint life option is elected) 85th birthday You may elect to reset the guaranteed future value date and the guaranteed future value once each rider year. Upon optional reset, the waiting period originally elected (ten years or seven years) will begin from the most recent rider anniversary. The guaranteed future value will be set to equal the Policy Value multiplied by the protection level percentage as of the date the reset election is processed. Your request must be received, in a manner acceptable to us, no later than 30 days following the most recent rider anniversary. The optional reset does not require termination of the existing rider. The existing rider will continue with the same rider effective date and features. At the time of an optional reset the protection level percentage may be changed, but will never be less than the minimum protection level percentage disclosed. Additionally, the rider fee percentage may be changed at the time of an optional reset, but the fee percentage will never be more than the maximum fee percentage in effect when the rider was elected. The optional reset will only impact the Guaranteed Minimum Accumulation Benefit and does not impact the Guaranteed Lifetime Withdrawal Benefit or any other values of the Policy. You have the right to revoke an optional reset within 30 days following the date on which the optional reset was effective, if the rider fee percentage increases beyond the rider fee percentage immediately prior to the rider anniversary, or the protection level percentage decreases. If You revoke an optional reset, You must notify us in a manner acceptable to us, however, You will remain eligible for future optional resets. If an optional reset is revoked, the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages will be reversed to the values and dates that were in effect for Your rider immediately prior to the election of the optional reset. Example. Assume You are age 65 and make a single premium payment of $100,000 on January 31st of the current year with a 10 year waiting period. The guaranteed future value date will be set to 10 years from that date and the guaranteed future value is $100,000 assuming a protection level percentage is 100%. On the first rider anniversary, Your Policy Value has increased to $110,000 and You choose an optional reset. This results in a new guaranteed future value date 10 years from the date of the optional reset and a new guaranteed future value of $110,000 assuming the protection level percentage remains at 100%. Please note: You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period. If You think that You may terminate the Policy or elect to start receiving annuity payments (or if You must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in Your best interests. Transamerica Principal OptimizerSM - Guaranteed Lifetime Withdrawal Benefit If You elect the Transamerica Principal OptimizerSM rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or the Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your right under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail. Transamerica Principal OptimizerSM - Rider Withdrawal Amount You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy without causing an excess withdrawal. See Withdrawal Base Adjustments below. The rider withdrawal amount is zero if the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for the applicable minimum benefit age and withdrawal percentages. Surrender charges may apply if Your rider withdrawal amount exceeds Your Surrender Charge Free Amount. For qualified policies: If the plan participant (generally the Annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of: •the rider withdrawal amount described above; or•an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:a.the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,b.the minimum required distributions do not start prior to the Annuitant’s attained age of 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020),c.the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,d.the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,e.the minimum required distributions are based only on the Policy to which this rider is attached,f.the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, andg.If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will be treated as an excess under the rider.If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount. Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. If Your Policy Value reaches zero: •by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required Cash Value will be paid on the later of the Annuitant’s or the Annuitant’s spouse’s death.•due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.Please note: •If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, You will still be charged a rider fee upon electing the rider.•Any amount withdrawn in a rider year (including any surrender charge or Excess Interest Adjustment) in excess of the rider withdrawal amount is an excess withdrawal.•The rider year begins on the rider date and thereafter on each rider anniversary.•You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the riders’ guarantees.•We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.•Excess withdrawals may cause You to lose the benefit of the rider.•The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.Withdrawals under the Guaranteed Lifetime Withdrawal Benefit also: •reduce Your Policy Value;•reduce the guaranteed future value;•reduce Your death benefit and other benefits;•may be subject to surrender charges or Excess Interest Adjustments if the withdrawal is greater than the Surrender Charge Free Amount;•may be subject to income taxes and federal tax penalties (See TAX INFORMATION).Rate Sheet Prospectus Supplement The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement. For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time. For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages age, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing. Transamerica Principal OptimizerSM – Withdrawal Percentage We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age. The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section below. Transamerica Principal OptimizerSM – Withdrawal Base We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals. On each rider anniversary, the withdrawal base will equal the greatest of: 1. the current withdrawal base; 2. the Policy Value on the rider anniversary; and 3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up below). Item 3 above will be zero if there have been any excess withdrawals in the current rider year. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation. Please note: •We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.•Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.•Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.Transamerica Principal OptimizerSM – Automatic Step-Up On each rider anniversary the rider will receive an automatic step-up if the withdrawal base is set equal to item 2 or 3 from Transamerica Principal OptimizerSM – Withdrawal Base section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase. On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any automatic step-up that You opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups. Transamerica Principal OptimizerSM – Withdrawal Base Adjustments Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the Policy Value is less than the withdrawal base. Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate Your benefit on an accelerated basis. Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not take any withdrawals or add any additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that: •You take Your first withdrawal when You are age 72;•You do not withdraw more than the rider withdrawal amount in any one year; and;•there are no future automatic step-ups.Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714. Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis. Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount. Excess withdrawal amount $10,000 - $6,000 = $4,000 Withdrawal base = $100,000 Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000 Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90 New withdrawal base $100,000 - $4,761.90 = $95,238.10 New rider withdrawal amount $95,238.10 * 6% = $5,714.29 See the Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail. Transamerica Principal OptimizerSM – Required Allocations If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement. In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter. Enrollment in dollar cost averaging is not available while this rider is in effect. The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your rider pages (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment. Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination. We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued. Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit. Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments. You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer. See Appendix – Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process. Please note: •If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Principal OptimizerSM Rider – Termination, below.)•We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.•If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.Transamerica Principal OptimizerSM - Joint Life Option If You elect the Transamerica Principal OptimizerSM rider, then You can also elect to postpone termination of the rider until the later of the Annuitant or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please note: If You elect this option: •The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.•The rider fee may be greater if You elect the joint life option.•The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).•A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.•The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.•The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.•The rider’s issue ages may vary if You elect this option.Transamerica Principal OptimizerSM Fees The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments, excess withdrawals and optional resets of the Guaranteed Future Value made during the rider quarter. The fee may also be adjusted for non-excess withdrawals made during the rider quarter. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account. The rider fee percentage may change after the first rider anniversary due to an automatic step-up or election of the optional reset. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset sections. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). For riders issued as part of the new Policy application process: In order for the rider percentage fee disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect. For riders issued to existing Policy Owners: In order for the rider fee percentage disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect. You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You. On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the rider fee basis. The rider fee basis is the greater of the withdrawal base and the guaranteed future value. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where: (A)is the rider fee basis;(B)is the rider fee percentage; and(C)is the number of days in the rider quarter divided by the total number of days in the applicable rider year.The following example uses these assumed values: Rider Fee Basis = Maximum of Withdrawal Base of $100,000 and Guaranteed Future Value of $105,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter. Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is: = 105,000*0.0140*(91/365) = 1,470*(91/365) = $366.49 A portion of the rider fee will be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter and ending on the date of termination. On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up or at election of an optional reset. See Automatic Step-Up section and Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an optional reset results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Each time an automatic step-up results in a rider fee percentage increase beyond the rider fee percentage immediately prior to the rider anniversary, You will have the option to revoke the optional reset and reinstate the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages to their respective values and dates that were in effect immediately prior to the election of the optional reset, provided You do so within 30 days following the date on which the optional reset was effective. We must receive Your revocation, in a manner acceptable to us, within the 30 day period following the date on which the optional reset was effective. Please note regarding the rider fee: •Because the rider fee is a percentage of the rider fee basis and the rider fee basis is the greater of the withdrawal base and the guaranteed future value, the rider fee could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.•Because the rider fee is a percentage of the rider fee basis, and the rider fee basis is the greater of the withdrawal basis and the guaranteed future value, the amount of the rider fee we deduct will increase if the withdrawal base or guaranteed future value increases (although the percentage(s) may remain the same).Rider Fee Adjustment for Premium Payments, Excess Withdrawals and Optional Resets. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals and optional resets of the guaranteed future value made during the rider quarter, because these events will change the withdrawal base and guaranteed future value. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The fee may be adjusted for non-excess withdrawals made during the rider quarter.The rider fee adjustment is calculated by multiplying (A) by (B) by (C) where: (A)is the rider fee basis change (i.e. rider fee basis after the transaction minus the rider fee basis before the transaction);(B)is the rider fee percentage; and(C)is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter. Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is: = 10,000*0.0140*(20/365) = 140*(20/365) = $7.67 Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments): = 366.49 + 7.627 = $374.16 The following two examples use assumed fees and values. The assumed rider year is not a leap year. Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming rider fee basis of $115,000 (maximum of Withdrawal Base of $110,000 and Guaranteed Future Value of $115,000) and a fee percentage of 1.40%. = 115,000*0.0140*(91/365) = 1,610*(91/365) = $401.40 Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base and guaranteed future value. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of Policy Value of $93,500 prior to the transaction and change in rider fee basis as follows: Withdrawal Base Adjustment Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
The new withdrawal base = $110,000 - $5,625 = $104,375 Guaranteed Future Value Adjustment Guaranteed Future Value Adjustment = Maximum of Gross Withdrawal amount and Pro-Rata Withdrawal Amount (Gross Withdrawal * Guaranteed Future Value prior to withdrawal/Policy Value prior to withdrawal) = Maximum of $10,000 * $115,000/ $93,500) = Maximum of $10,000 and $12,299.47 = $12,299.47
The new guaranteed future value = $115,000 - $12,299.47 = $102,700.53 The Rider Fee Basis after the transaction = Maximum of the Withdrawal Base after the transaction ($104,375) or the Guaranteed Future Value after the transaction ($102,700.53) = $104,375, minus maximum of the Withdrawal Base before the transaction ($110,000) or the Guaranteed Future Value before the transaction ($115,000 ($104,375 - $115,000) = $-10,625. Fee adjustment as follows: = $-10,625 * 0.0140 * (40/365) = $-148.75 * (40/365) = $-16.30 The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments): = $401.40 - $16.30 = $385.10 Transamerica Principal OptimizerSM Issue Requirements We will not issue the Transamerica Principal OptimizerSM rider if: •the Annuitant is age 86 or older (lower if required by state law); or•the Annuitant is not an Owner (except in the case of non-natural Owners); or•there are more than two Owners.Furthermore, if the joint life option is elected, we will not issue the Transamerica Principal OptimizerSM rider if: •the Annuitant’s spouse is 86 or older (lower if required by state law); or•the Annuitant’s spouse is not a joint Owner along with the Annuitant; or•the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).The use of joint life option may not be permitted in the case of certain non-natural Owners. Termination The Transamerica Principal OptimizerSM rider will terminate upon the earliest of the following: •the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider;•the date we receive Written Notice from You in good order requesting termination of the Transamerica Principal OptimizerSMrider if such notice is received by us during the 30 days following the fifth rider anniversary and every fifth rider anniversary thereafter;•the date of Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount);•on or after the Policy Value reaching zero, the date of the Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);•the date the Policy to which this rider is attached changes ownership or assignment which violates the Owner and Annuitant relationship requirements contained in the rider;•the date an excess withdrawal reduces Your Policy Value to zero;•prior to the Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death); or•termination of Your Policy.Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options. Transamerica Income EdgeSM 1.2 Rider
If You elect the Transamerica Income EdgeSM 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment
Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit
Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy
Value and the benefits under the Transamerica Income EdgeSM 1.2 rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the
Transamerica Income EdgeSM 1.2 rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Income EdgeSM 1.2 - Summary You may elect to purchase the optional Transamerica Income EdgeSM 1.2 rider, which provides You with: (1) a Guaranteed Lifetime Withdrawal Benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options some of which are designed to help manage our risk and support the guarantees under the rider. If you elected the Transamerica Income EdgeSM 1.2 rider You cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Retirement Income Max® 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM 1.2 rider are based on our claims-paying ability. The Transamerica Income EdgeSM 1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office. If You elect the Transamerica Income EdgeSM 1.2 rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by means other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your rights under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail. If You elect the Transamerica Income EdgeSM 1.2 rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below. Please note: •You will begin paying the rider charge as of the rider date, even if You do not begin taking withdrawals for many years. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.•We have designed this rider to allow for withdrawals from Your Policy Value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.•The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the guarantee because of decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.•Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.•All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial professional to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.•Any withdrawal in any rider year that is in excess of the rider withdrawal amount (including any surrender charge or Excess Interest Adjustment) is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.•An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefit. See Appendix –Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.•Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM 1.2 rider terminates and all benefits thereunder cease.•You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.•If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.•We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.•The tax rules for qualified policies may limit the value of this rider. Please consult a financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.•Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also: •reduce Your Policy Value by the amount of the withdrawal;•reduce Your base Policy death benefit and other benefits;•may be subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount;•may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and•may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)Transamerica Income EdgeSM 1.2 - Rider Withdrawal Amount You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy Value without causing an excess withdrawal. See Withdrawal Base Adjustments below. The rider withdrawal amount is zero if the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if Your rider withdrawal amount exceeds Your Surrender Charge Free Amount. For qualified policies: If the plan participant (generally the Annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of: •the rider withdrawal amount described above; or•an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:a.the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,b.the minimum required distributions do not start prior to the Annuitant’s attained age of 72 (or age 70 ½ if the Annuitant attained 70½ before 1/1/2020),c.the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,d.the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,e.the minimum required distributions are based only on the Policy to which this rider is attached,f.the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, andg.if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount. Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. If Your Policy Value reaches zero: •by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age. •due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.Please note: •If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, You will still be charged a rider fee upon electing the rider.•The rider year begins on the rider date and thereafter on each rider anniversary.•You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.•Excess withdrawals may cause You to lose the benefit of the rider.•Any amount withdrawn in a rider year (including any surrender charge, if applicable) in excess of the rider withdrawal amount is an excess withdrawal.•The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.Rate Sheet Prospectus Supplement The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement. For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time. For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing. Transamerica Income EdgeSM 1.2 – Withdrawal Percentage We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age. The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You have crossed into another band or duration prior to the automatic step-up. See Automatic Step - Up section below. Transamerica Income EdgeSM 1.2 – Withdrawal Base We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals. On each rider anniversary, the withdrawal base will equal the greatest of: 1. the current withdrawal base; 2. the Policy Value on the rider anniversary; or 3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up section below). Item 3 above will be zero if there have been any excess withdrawals in the current rider year. See Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation. Please note: •We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.•Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.•Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.Transamerica Income EdgeSM 1.2 - Automatic Step-Up On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is set equal to the Item 2 or 3 from the Transamerica Income EdgeSM 1.2 – Withdrawal Base section above. If neither is greater than the current withdrawal base, no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase. On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when the rider was elected. Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that You have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups. Transamerica Income EdgeSM 1.2 - Withdrawal Base Adjustments Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the Policy Value is less than the withdrawal base. Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate Your benefit on an accelerated basis. Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that: •You take Your first withdrawal when You are age 72•You do not withdraw more than the rider withdrawal amount in any one year, and•there are no future automatic step-ups.Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714. Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis. Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount. Excess withdrawal amount $10,000 - $6,000 = $4,000 Withdrawal base = $100,000 Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000 Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90 New withdrawal base $100,000 - $4,761.90 = $95,238.10 New rider withdrawal amount $95,238.10 * 6% = $5,714.29 See the Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail. Transamerica Income EdgeSM 1.2 - Required Allocations If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement so long as this rider is in effect. In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter. Enrollment in dollar cost averaging is not available while this rider is in effect. The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment. Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination. We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued. Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit. Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments. You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are, prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer. See Appendix – Guaranteed Lifetime Withdrawal Benefit -Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimzerSM Riders - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentage. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments. Please note: •If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Income EdgeSM 1.2 Rider - Termination, below.)•We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.•If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.Transamerica Income EdgeSM 1.2 - Joint Life Option If You elect the Transamerica Income EdgeSM 1.2 rider, then You can also elect to postpone termination of the rider until the later of the Annuitant’s or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the Single Life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please note: If You elect this option: •The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.•The rider fee may be greater if this option is elected.•The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).•A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.•The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.•The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.•The rider’s issue ages may vary if You elect this option.Transamerica Income EdgeSM 1.2 Fees The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account. The rider fee percentage may change after the first rider anniversary due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). For riders issued as part of the new Policy application process: In order for the rider fee percentage disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect. For riders issued to existing Policy Owners: In order for the rider fee disclosed percentage in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect. You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You. On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where: (A)is the withdrawal base;(B)is the rider fee percentage; and(C)is the number of days in the rider quarter divided by the total number of days in the applicable rider year.The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter. Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is: = 100,000*0.0125*(91/365) = 1,250*(91/365) = $311.64 A portion of the rider fee will also be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination. On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233838 for TLIC and 333-233842 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Please note regarding the rider fee: •Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.•Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where: (A)is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);(B)is the rider fee percentage; and(C)is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter. Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is: = 10,000*0.0125*(20/365) = 125*(20/365) = $6.85 Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments): = $6.85 + $311.64 = $318.49 The following two examples use assumed fees and values. The assumed rider year is not a leap year. Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.25%. = 110,000*0.0125*(91/365) = 1,375*(91/365) = $342.81 Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% and a Policy Value of $93,500 prior to the transaction and change in withdrawal base as follows: Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625 Fee adjustment as follows: = $-5,625 * 0.0125 * (40/365) = $-78.75 * (40/365) = $-7.71 The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments): = $342.81 - $7.71 = $335.10 The new withdrawal base = $110,000 - $5,625 = $104,375 Transamerica Income EdgeSM 1.2 - Issue Requirements We will not issue the Transamerica Income EdgeSM 1.2 rider if: •the Annuitant is age 86 or older (lower if required by state law); or•the Annuitant is not also an Owner (except in the case of non-natural Owners); or•there are more than two Owners.Furthermore, if the joint life option is elected, we will not issue the Transamerica Income EdgeSM 1.2 Rider if: •the Annuitant’s spouse is 86 or older (lower if required by state law); or•the Annuitant’s spouse is not a joint Owner along with the Annuitant; or•the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).•The use of joint life option may not be permitted in the case of certain non-natural Owners.Termination The Transamerica Income EdgeSM 1.2 rider will terminate upon the earliest of the following: •the date the Policy to which this rider is attached terminates;•the date of a change in ownership or assignment which violates the Owner and Annuitant relationship requirements as contained in the rider;•prior to Your Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);•on or after Your Policy Value equals zero, upon Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);•Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount); or•the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.•the date an excess withdrawal reduces Your Policy Value to zero; or•the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider.Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V485?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205. The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
To maximize total return consistent with the Adviser's determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	1.05%	0.20%	1.25%	-19.17%	10.75%	5.37%
Long-term capital appreciation.	American Funds - New World Fund® - Class 4 Advised by: Capital Research and Management CompanySM	1.14%	0.15%	1.29%	-22.25%	2.07%	40.2%
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio - Institutional Class Advised by: Dimensional Fund Advisors LP	0.21%	0.60%	0.81%	-4.49%	0.73%	0.98%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Class Advised by: Fidelity Management & Research Company	0.65%	0.50%	1.15%	-0.62%	7.09%	9.96%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.89%	0.30%	1.29%	62.87%	6.94%	4.54%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	0.30%	1.18%	-12.62%	10.30%	14.97%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.63%	0.50%	1.13%	-35.86%	13.65%	17.08%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.64%	0.50%	1.14%	5.42%	10.63%	11.36%
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: SSGA Funds Management, Inc.	0.95%	0.20%	1.15%	-16.72%	1.55%	4.61%
Seeks long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Class Advised by: Transamerica Asset Management, Inc.	0.65%	-	0.65%	-13.80%	N/A	N/A
Seeks maximum total return consistent with preservation of capital and prudent investment management.	Transamerica Aegon Bond VP – Service Class(3) Sub-Advised by: Aegon USA Investment Management, LLC	0.91%	-	0.91%	-15.08%	-0.68%	0.56%
Seeks a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.87%	-	0.87%	-11.45%	1.78%	3.56%
Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Class Sub-Advised by: Aegon Asset Management UK plc (“AAM”)	0.93%	-	0.93%	-11.84%	1.66%	7.29%
Seeks to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.84%	-	0.84%	-13.30%	-0.47%	0.17%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service Class(2) Sub-Advised by: BlackRock Investment Management, LLC	0.53%	-	0.53%	1.38%	0.82%	0.41%
Seeks capital appreciation and current income.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.60%	-	0.60%	-14.44%	1.73%	3.16%
Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.58%	-	0.58%	-14.48%	2.70%	N/A%
Seeks long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.59%	-	0.59%	-15.06%	4.10%	N/A
Seeks long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.61%	-	0.61%	-15.76%	5.26%	N/A
Seeks long-term capital appreciation with current income as a secondary objective.	Transamerica Goldman Sachs 70/30 Allocation VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	1.66%	-	1.66%	-17.10%	N/A	N/A
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class(4) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.57%	-	0.57%	-14.26%	1.52%	3.80%
Seeks current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class(5) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.59%	-	0.59%	-11.83%	0.56%	2.93%
Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class(6) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.57%	-	0.57%	-14.52%	2.41%	5.23%
Seeks high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Class Sub-Advised by: Madison Asset Management. LLC	1.06%	-	1.06%	-10.38%	3.55%	4.89%
Seeks to maximize long-term growth.	Transamerica Morgan Stanley Capital Growth VP – Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.01%	-	1.01%	-59.91%	2.57%	10.71%
Seeks high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	0.98%	-	0.98%	-16.23%	0.23%	N/A
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.75%	0.15%	0.90%	-14.45%	1.23%	N/A
Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.86%	-	0.86%	-16.48%	5.65%	7.69%
Seeks maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Class Sub-Advised by: PineBridge Investments LLC	0.81%	-	0.81%	-10.55%	1.47%	0.45%
Seeks long-term capital appreciation.	Transamerica Rothschild & Co Large Cap Value VP - Service Class Sub-Advised by: Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.	0.94%	-	0.94%	-7.38%	4.62%	N/A
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.38%	0.15%	0.53%	-18.44%	8.93%	N/A
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP – Service Class Sub-Advised by: T. Rowe Price Associates, Inc.	1.06%	-	1.06%	-22.60%	5.41%	10.64%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP	0.21%	0.60%	0.81%	-14.30%	5.96%	8.41%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0..13%	0.60%	0.73%	-14.90%	2.52%	4.52%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: Vanguard Equity Investment Group	0.17%	0.60%	0.77%	-18.82%	7.18%	10.95%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	-15.93%	3.65%	6.14%
(1)Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.(2)There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.(3)Effective on or about November 1, 2022 Transamerica PIMCO Total Return VP was renamed Transamerica Aegon Bond VP.(4)Effective on or about November 1, 2022 Transamerica Managed Risk – Balanced ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Balanced ETF VP.(5)Effective on or about November 1, 2022 Transamerica Managed Risk – Conservative ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Conservative ETF VP.(6)Effective on or about November 1, 2022 Transamerica Managed Risk – Growth ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Growth ETF VP.NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Prospectuses Available [Text Block]	The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V485?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205. The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
To maximize total return consistent with the Adviser's determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	1.05%	0.20%	1.25%	-19.17%	10.75%	5.37%
Long-term capital appreciation.	American Funds - New World Fund® - Class 4 Advised by: Capital Research and Management CompanySM	1.14%	0.15%	1.29%	-22.25%	2.07%	40.2%
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio - Institutional Class Advised by: Dimensional Fund Advisors LP	0.21%	0.60%	0.81%	-4.49%	0.73%	0.98%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Class Advised by: Fidelity Management & Research Company	0.65%	0.50%	1.15%	-0.62%	7.09%	9.96%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.89%	0.30%	1.29%	62.87%	6.94%	4.54%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	0.30%	1.18%	-12.62%	10.30%	14.97%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.63%	0.50%	1.13%	-35.86%	13.65%	17.08%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.64%	0.50%	1.14%	5.42%	10.63%	11.36%
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: SSGA Funds Management, Inc.	0.95%	0.20%	1.15%	-16.72%	1.55%	4.61%
Seeks long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Class Advised by: Transamerica Asset Management, Inc.	0.65%	-	0.65%	-13.80%	N/A	N/A
Seeks maximum total return consistent with preservation of capital and prudent investment management.	Transamerica Aegon Bond VP – Service Class(3) Sub-Advised by: Aegon USA Investment Management, LLC	0.91%	-	0.91%	-15.08%	-0.68%	0.56%
Seeks a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.87%	-	0.87%	-11.45%	1.78%	3.56%
Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Class Sub-Advised by: Aegon Asset Management UK plc (“AAM”)	0.93%	-	0.93%	-11.84%	1.66%	7.29%
Seeks to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.84%	-	0.84%	-13.30%	-0.47%	0.17%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service Class(2) Sub-Advised by: BlackRock Investment Management, LLC	0.53%	-	0.53%	1.38%	0.82%	0.41%
Seeks capital appreciation and current income.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.60%	-	0.60%	-14.44%	1.73%	3.16%
Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.58%	-	0.58%	-14.48%	2.70%	N/A%
Seeks long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.59%	-	0.59%	-15.06%	4.10%	N/A
Seeks long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.61%	-	0.61%	-15.76%	5.26%	N/A
Seeks long-term capital appreciation with current income as a secondary objective.	Transamerica Goldman Sachs 70/30 Allocation VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	1.66%	-	1.66%	-17.10%	N/A	N/A
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class(4) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.57%	-	0.57%	-14.26%	1.52%	3.80%
Seeks current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class(5) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.59%	-	0.59%	-11.83%	0.56%	2.93%
Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class(6) Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.57%	-	0.57%	-14.52%	2.41%	5.23%
Seeks high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Class Sub-Advised by: Madison Asset Management. LLC	1.06%	-	1.06%	-10.38%	3.55%	4.89%
Seeks to maximize long-term growth.	Transamerica Morgan Stanley Capital Growth VP – Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.01%	-	1.01%	-59.91%	2.57%	10.71%
Seeks high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	0.98%	-	0.98%	-16.23%	0.23%	N/A
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.75%	0.15%	0.90%	-14.45%	1.23%	N/A
Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.86%	-	0.86%	-16.48%	5.65%	7.69%
Seeks maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Class Sub-Advised by: PineBridge Investments LLC	0.81%	-	0.81%	-10.55%	1.47%	0.45%
Seeks long-term capital appreciation.	Transamerica Rothschild & Co Large Cap Value VP - Service Class Sub-Advised by: Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.	0.94%	-	0.94%	-7.38%	4.62%	N/A
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.38%	0.15%	0.53%	-18.44%	8.93%	N/A
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP – Service Class Sub-Advised by: T. Rowe Price Associates, Inc.	1.06%	-	1.06%	-22.60%	5.41%	10.64%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP	0.21%	0.60%	0.81%	-14.30%	5.96%	8.41%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0..13%	0.60%	0.73%	-14.90%	2.52%	4.52%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: Vanguard Equity Investment Group	0.17%	0.60%	0.77%	-18.82%	7.18%	10.95%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	-15.93%	3.65%	6.14%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P. Fidelity Management & Research Company Fidelity Management & Research Company Fidelity Management & Research Company Fidelity Management & Research Company Fidelity Management & Research Company SSGA Funds Management, Inc. Transamerica Asset Management, Inc. SSGA Funds Management, Inc. SSGA Funds Management, Inc.
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC Aegon USA Investment Management, LLC Aegon Asset Management UK plc (“AAM”) Aegon USA Investment Management, LLC
TA Principium IV | RisksOfAnIncreaseInCurrentFeesAndExpensesMember
Prospectus:
Principal Risk [Text Block]	Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
TA Principium IV | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.
TA Principium IV | InvestmentRestrictionsOpportunityRisksMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.
TA Principium IV | RiskAssociatedWithElectionOfOptionalBenefitsMember
Prospectus:
Principal Risk [Text Block]	Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.
TA Principium IV | RisksOfManagingGeneralAccountAssetsMember
Prospectus:
Principal Risk [Text Block]	Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
TA Principium IV | InsuranceCompanyInsolvencyMember
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
TA Principium IV | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
TA Principium IV | CybersecurityAndCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.
TA Principium IV | BusinessContinuityMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
TA Principium IV | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy.
Principal Risk [Text Block]	There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks. Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.
TA Principium IV | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.Surrender charges may apply for several years under the Policy. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.The benefits of tax deferral and living benefit protection also means the Policy is more beneficial to investors with a long time horizon.
TA Principium IV | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy.•Each Investment Option, including the Fixed Account, has its own unique risks.•You should review the prospectuses for the available Portfolio Companies before making an investment decision.
TA Principium IV | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
TA Principium IV | ABBalancedHedgedAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Name [Text Block]	AB Balanced Hedged Allocation Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(19.17%)
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	5.37%
TA Principium IV | AmericanFundsNewWorldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds - New World Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	40.20%
TA Principium IV | DFAVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	DFA VA Global Bond Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.49%)
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	0.98%
TA Principium IV | FidelityVIPConsumerStaplesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(0.62%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.96%
TA Principium IV | FidelityVIPEnergyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
TA Principium IV | FidelityVIPHealthCarePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.30%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	14.97%
TA Principium IV | FidelityVIPTechnologyPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(35.86%)
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	17.08%
TA Principium IV | FidelityVIPUtilitiesPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Utilities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.50%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	11.36%
TA Principium IV | StateStreetTotalReturnVISFundMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
Portfolio Company Name [Text Block]	State Street Total Return V.I.S. Fund - Class 3
Portfolio Company Adviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.72%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.61%
TA Principium IV | Transamerica6040AllocationVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Transamerica 60/40 Allocation VP - Service Class
Portfolio Company Adviser [Text Block]	Transamerica Asset Management, Inc.
Current Expenses [Percent]	0.65%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.80%)
TA Principium IV | TransamericaAegonBondVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	Transamerica Aegon Bond VP –Service Class
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.91%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	0.56%
TA Principium IV | TransamericaAegonHighYieldBondVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income by investing in high-yield debt securities.
Portfolio Company Name [Text Block]	Transamerica Aegon High Yield Bond VP - Service Class
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.87%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.45%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.56%
TA Principium IV | TransamericaAegonSustainableEquityIncomeVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Aegon Sustainable Equity Income VP - Service Class
Portfolio Company Subadviser [Text Block]	Aegon Asset Management UK plc (“AAM”)
Current Expenses [Percent]	0.93%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	7.29%
TA Principium IV | TransamericaAegonUSGovernmentSecuritiesVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
Portfolio Company Name [Text Block]	Transamerica Aegon U.S. Government Securities VP - Service Class
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.84%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	0.17%
TA Principium IV | TransamericaBlackRockGovernmentMoneyMarketVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Transamerica BlackRock Government Money Market VP - Service Class
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.53%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.38%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.41%
TA Principium IV | TransamericaBlackRockiSharesEdge40VPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 40 VP - Service Class
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.44%)
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.16%
TA Principium IV | TransamericaBlackRockiSharesEdge50VPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and capital preservation.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 50 VP - Service Class
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(14.48%)
Average Annual Total Returns, 5 Years [Percent]	2.70%
TA Principium IV | TransamericaBlackRockiSharesEdge75VPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with capital preservation as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 75 VP - Service Class
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.59%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	4.10%
TA Principium IV | TransamericaBlackRockiSharesEdge100VPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica BlackRock iShares Edge 100 VP - Service Class
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.61%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(15.76%)
Average Annual Total Returns, 5 Years [Percent]	5.26%
TA Principium IV | TransamericaGoldmanSach7030AllocationVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with current income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs 70/30 Allocation VP - Service Class
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.66%
Current Expenses + Platform Charge [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
TA Principium IV | TransamericaGoldmanSachsManagedRiskBalancedETFVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to balance capital appreciation and income.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.57%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.26%)
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	3.80%
TA Principium IV | TransamericaGoldmanSachsManagedRiskConservativeETFVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.59%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	2.93%
TA Principium IV | TransamericaGoldmanSachsManagedRiskGrowthETFVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation as a primary objective and income as a secondary objective.
Portfolio Company Name [Text Block]	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.57%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	5.23%
TA Principium IV | TransamericaMadisonDiversifiedIncomeVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return through the combination of income and capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Madison Diversified Income VP - Service Class
Portfolio Company Subadviser [Text Block]	Madison Asset Management. LLC
Current Expenses [Percent]	1.06%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.38%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	4.89%
TA Principium IV | TransamericaMorganStanleyCapitalGrowthVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize long-term growth.
Portfolio Company Name [Text Block]	Transamerica Morgan Stanley Capital Growth VP – Service Class
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.01%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(59.91%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	10.71%
TA Principium IV | TransamericaMorganStanleyGlobalAllocationVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Transamerica Morgan Stanley Global Allocation VP - Service Class
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.98%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(16.23%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
TA Principium IV | TransamericaMSCIEAFEIndexVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
Portfolio Company Name [Text Block]	Transamerica MSCI EAFE Index VP - Service Class
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
TA Principium IV | TransamericaMultiManagedBalancedVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
Portfolio Company Name [Text Block]	Transamerica Multi-Managed Balanced VP – Service Class
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.86%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.48%)
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	7.69%
TA Principium IV | TransamericaPineBridgeInflationOpportunitiesVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with appreciation of capital.
Portfolio Company Name [Text Block]	Transamerica PineBridge Inflation Opportunities VP - Service Class
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.81%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(10.55%)
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	0.45%
TA Principium IV | TransamericaRothschildCoLargeCapValueVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Rothschild & Co Large Cap Value VP - Service Class
Portfolio Company Subadviser [Text Block]	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Current Expenses [Percent]	0.94%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.38%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
TA Principium IV | TransamericaSP500IndexVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
Portfolio Company Name [Text Block]	Transamerica S&P 500 Index VP - Service Class
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
TA Principium IV | TransamericaSmallMidCapValueVPMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Current Expenses [Percent]	1.06%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(22.60%)
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	10.64%
TA Principium IV | VanguardVIFBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation and reasonable current income.
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
TA Principium IV | VanguardVIFConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
TA Principium IV | VanguardVIFMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Investment Group
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
TA Principium IV | VanguardVIFModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.60%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
TA Principium IV | TransamericaTRowePriceSmallCapVPMember
Prospectus:
Portfolio Company Name [Text Block]	Transamerica T. Rowe Price Small Cap VP – Service Class
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
TA Principium IV | WithoutAccessRiderMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,546
Surrender Expense, 3 Years, Maximum [Dollars]	24,152
Surrender Expense, 5 Years, Maximum [Dollars]	37,127
Surrender Expense, 10 Years, Maximum [Dollars]	74,367
Annuitized Expense, 1 Year, Maximum [Dollars]	7,046
Annuitized Expense, 3 Years, Maximum [Dollars]	21,452
Annuitized Expense, 5 Years, Maximum [Dollars]	36,227
Annuitized Expense, 10 Years, Maximum [Dollars]	74,367
No Surrender Expense, 1 Year, Maximum [Dollars]	7,046
No Surrender Expense, 3 Years, Maximum [Dollars]	21,452
No Surrender Expense, 5 Years, Maximum [Dollars]	36,227
No Surrender Expense, 10 Years, Maximum [Dollars]	74,367
TA Principium IV | WithAccessRiderMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,386
Surrender Expense, 3 Years, Maximum [Dollars]	22,408
Surrender Expense, 5 Years, Maximum [Dollars]	37,712
Surrender Expense, 10 Years, Maximum [Dollars]	76,759
Annuitized Expense, 1 Year, Maximum [Dollars]	7,386
Annuitized Expense, 3 Years, Maximum [Dollars]	22,408
Annuitized Expense, 5 Years, Maximum [Dollars]	37,712
Annuitized Expense, 10 Years, Maximum [Dollars]	76,759
No Surrender Expense, 1 Year, Maximum [Dollars]	7,386
No Surrender Expense, 3 Years, Maximum [Dollars]	22,408
No Surrender Expense, 5 Years, Maximum [Dollars]	37,712
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 76,759
TA Principium IV | ReturnofPremiumDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	•Available only at purchase.•Cannot change death benefit once elected.•Not available if You or Annuitant is 86 or older on Policy Date.•Must allocate 100% of Policy Value to designated Investment Options.•Withdrawals can significantly reduce benefit value or terminate benefit.•Terminates upon Annuitization.•Telephone and on-line transfers among Investment Options are not available.•May not be available in all states.
Name of Benefit [Text Block]	Return of Premium Death Benefit
TA Principium IV | AnnualStepUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
Purpose of Benefit [Text Block]	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	•Available only at purchase.•Cannot change death benefit once elected.•Not available if You or Annuitant is 76 or older on Policy Date.•Must allocate 100% of Policy Value to designated Investment Options.•Withdrawals can significantly reduce benefit value or terminate benefit.•”Step-Up” ends on Policy Anniversary prior to Your 81st birthday.•Terminates upon Annuitization.•May not be available in all states.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Annual Step-Up Death Benefit
TA Principium IV | AccessRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	Access Rider
Purpose of Benefit [Text Block]	This rider eliminates any surrender charges during the accumulation phase.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	•Available only at purchase.•This rider is irrevocable.•This does not eliminate any Excess Interest Adjustment or modify other provisions.•May not be available in all states.
Name of Benefit [Text Block]	Access Rider
TA Principium IV | TransamericaPrincipalOptimizerSMRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.
Name of Benefit [Text Block]	Transamerica Principal OptimizerSM Rider
Purpose of Benefit [Text Block]	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.
Brief Restrictions / Limitations [Text Block]	•Cannot be added to a Policy with another active Guaranteed Minimum Living Benefit Rider or with Inherited IRA policies.•Available for annuitant younger than age 86.•Must allocate a certain percentage of the Policy Value to the Stable Account, the select Investment Options and the flexible Investment Options.•Guaranteed minimum accumulation portion of benefit applies only if rider is held for the waiting period you elect (7 or 10 years).•Rider withdrawal amount under guaranteed minimum withdrawal equal to the withdrawal base multiplied by the withdrawal percentage.•Excess withdrawals could significantly reduce or terminate benefit.•Benefit terminates upon Annuitization.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Transamerica Principal OptimizerSM Rider
TA Principium IV | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
Name of Benefit [Text Block]	Transamerica Income EdgeSM 1.2 Rider
Purpose of Benefit [Text Block]	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
Brief Restrictions / Limitations [Text Block]	•Cannot be added to a Policy with another active Guaranteed Minimum Living Benefit Rider, or with Inherited IRA policies.•Available for Owner/Annuitant issue ages of 0-85.•Joint Life options available subject to certain restrictions and differences, including right to charge higher fee and provide lower annual withdrawal amounts.•Rider fees subject to increase (or decrease) at time of any automatic step-up.•Policy Value must be allocated to designated Investment Options.•Excess withdrawals could significantly reduce or terminate the benefits.
Name of Benefit [Text Block]	Transamerica Income EdgeSM 1.2 Rider
TA Principium IV | AdditionalDeathDistributionriderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Additional Death DistributionSM
Purpose of Benefit [Text Block]	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•This rider is no longer available.•Was vailable for issue ages through 75 and younger.•Was not available to Inherited IRAs.•Was available only with Return of Premium Death Benefit or Annual Step-Up Death Benefit and subject to same Investment Restrictions.•Additional benefit amount varies by issue age.•Terminates upon Annuitization.
Name of Benefit [Text Block]	Additional Death DistributionSM
TA Principium IV | AdditionalDeathDistributionPlusriderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Name of Benefit [Text Block]	Additional Death Distribution+SM
Purpose of Benefit [Text Block]	Pays an additional death benefit amount that varies depending on time elapsed since rider date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Brief Restrictions / Limitations [Text Block]	•This rider is no longer available.•Was available only for issue ages 69 and younger.•Was not available to Inherited IRAs.•Was available only with the Return of Premium Death Benefit or Annual Step-Up Death Benefit, and subject to the same Investment Restrictions.•Additional benefit amount during first five years after rider date equal to sum of all rider fees paid since rider date, after five years, benefit equal to percentage of rider benefit base.•Terminates upon Annuitization.
Name of Benefit [Text Block]	Additional Death Distribution+SM
TA Principium IV | NursingCareAndTerminalConditionWaiverMember
Prospectus:
Name of Benefit [Text Block]	Nursing Care and Terminal Condition Waiver
Purpose of Benefit [Text Block]	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals are subject to a $1,000 minimum.•Qualifying conditions related to nursing home stay and terminal illness.•May not be available in all states.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Nursing Care and Terminal Condition Waiver
TA Principium IV | UnemploymentWaiverMember
Prospectus:
Name of Benefit [Text Block]	Unemployment Waiver
Purpose of Benefit [Text Block]	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Qualifying conditions related to job termination and job history.•Must be unemployed for a certain period of time prior to taking withdrawal, be receiving unemployment benefits, and have $5,000 minimum in Cash Value.•May not be available in all states.
Name of Benefit [Text Block]	Unemployment Waiver
TA Principium IV | DollarCostAveragingProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to automatically make transfers into one or more Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Traditional – A minimum of $500 per transfer is required.•Minimum and maximum number of transfers.•Special – Limited to six month or twelve-month transfer program and only available for new premium payments.•May not be available in all states.
Name of Benefit [Text Block]	Dollar Cost Averaging Program
TA Principium IV | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Does not include any amounts allocated to the Fixed Account.
Name of Benefit [Text Block]	Asset Rebalancing
TA Principium IV | SystematicPayoutOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Payout Option
Purpose of Benefit [Text Block]	Provides monthly, quarterly, semi-annual or annual withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Subject to $40 minimum withdrawals.•Systematic withdrawals in excess of cumulative interest credited from guaranteed period options may be subject to Excess Interest Adjustment.•Systematic withdrawals in excess of remaining Surrender Charge Free Amount may be subject to Surrender Charge.•Systematic withdrawals can significantly reduce benefit value or terminate benefit.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Systematic Payout Option
TA Principium IV | RetirementIncomeMax12RiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Name of Benefit [Text Block]	Retirement Income Max® 1.2 Rider
Purpose of Benefit [Text Block]	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•This rider is no longer available.•Could not be added to a Policy with another active Guaranteed Minimum Living Benefit Rider or with Inherited IRA policies.•Was available for Owner/Annuitant issue ages of 0-85.•Joint Life options available subject to certain restrictions and differences, including right to charge higher fee and provide lower annual withdrawal amounts.•Rider fees subject to increase (or decrease) at time of any automatic step-up of withdrawal base.•Policy Value must be allocated to designated Investment Options.•Excess withdrawals may significantly reduce or terminated the benefit.•Terminates upon Annuitization.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Retirement Income Max® 1.2 Rider
TA Principium IV | RetirementIncomeChoice17RiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Name of Benefit [Text Block]	Retirement Income Choice 1.7 Rider
Purpose of Benefit [Text Block]	Provides guaranteed lifetime withdrawal benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•This rider is no longer available.•Could not be added to a Policy with another active Guaranteed Minimum Living Benefit Rider or with Inherited IRA policies.•Was available for Owner/Annuitant issue ages of 0-85.•Joint Life options available subject to certain restrictions and differences, including right to charge higher fee and provide lower annual withdrawal amounts.•Rider fees subject to increase (or decrease) at time of any automatic step-up.•Policy Value must be allocated to designated Investment Options.•Excess withdrawals could significantly reduce or terminate the benefits.•The Income Enhancement Option subject to qualifying conditions, including conditions related to the hospital and/or nursing home stay.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Retirement Income Choice 1.7 Rider
TA Principium IV | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	“Base Policy” Death Benefit
Purpose of Benefit [Text Block]	Pays base death benefit generally equal to the greatest of Policy Value, Cash Value plus positive Excess Interest Adjustment and Fixed Account portion of minimum required Cash Value plus the Separate Account portion of the Policy Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Death benefit terminates without value upon Annuitization.•May not be available in all states.Name of BenefitPurposeStandardorOptionalMaximumAnnual FeeBrief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	“Base Policy” Death Benefit
Operation of Benefit [Text Block]	Adjusted Withdrawal When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments. The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal). We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a withdrawal.